Equity Incentive Plans (Details) - USD ($)		12 Months Ended
	Jan. 01, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity Incentive Plan
Percentage increase in equity awards authorized to be issued	4.00%
Common Stock reserved for issuance		8,000,000.0
Expiration period		10 years
Tax benefits of the stock-based compensation expense		$ 0
Tax benefits from the exercise of stock options		0
Capitalized stock-based compensation expense		1,000,000.0	$ 400,000	$ 100,000
Unrecognized stock-based compensation expense		$ 54,000,000.0	$ 78,800,000
Remaining weighted average vesting period		2 years 6 months	2 years 9 months 18 days
Stock options
Equity Incentive Plan
Post employment exercise options			0.7
Number of accelerated shares		1,700,000	1,600,000
Expense related to acceleration		$ 7,800,000	$ 2,600,000
Stock options | Maximum
Equity Incentive Plan
Expiration period		10 years
Service Based Restricted Stock Units
Equity Incentive Plan
Number of accelerated shares		300,000
Performance Based Restricted Stock Units
Equity Incentive Plan
Number of accelerated shares		100,000
Restricted stock units
Equity Incentive Plan
Total fair value		$ 10,700,000	$ 10,400,000
2020 Plan
Equity Incentive Plan
Common Stock reserved for issuance		34,300,000
Common shares remain available for issuance		18,800,000